Selling, Distribution and Administrative Expenses (Details) - Schedule of Selling, Distribution and Administrative Expenses - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Selling, Distribution and Administrative Expenses [Abstract]
Staff expense		$ 3,141,756	$ 3,602,127
Rental expense		173,246	345,026
Depreciation and amortization expense		452,299	1,251,359
Utilities expense		34,783	53,015
Travelling and entertainment expense		170,596	135,186
Marketing expense		187,858	150,203
Professional fees		582,489	774,553
Repairs and maintenance		26,280	35,298
Employee benefits		38,741	29,316
Research and development expense		106,835	95,322
Other expenses	[1]	52,407	212,445
Selling ,distribution and administrative expenses		$ 4,967,290	$ 6,683,850

[1]	Other expenses mainly comprised of office expenses, stamp duties, training costs, transportation costs for robots, etc.